Capital Stock Transactions	12 Months Ended
Mar. 31, 2012
Capital Stock Transactions
12.	Capital Stock Transactions

Preferred Stock

There are 100 shares of Series A Convertible Preferred Stock (“Series A”) authorized, issued and outstanding. The Series A has a par value of $0.0001 per share. The Series A holders are entitled to: (1) vote on an equal per share basis as common stock, (2) dividends paid to the common stock holders on an as if-converted basis and (3) a liquidation preference equal to the greater of $10 per share of Series A (subject to adjustment) or such amount that would have been paid to the common stock holders on an as if-converted basis.

Common Stock and Warrants

In addition, in connection with the New Senior Secured Notes described in Note 10, on June 21, 2010, each purchaser of a New Senior Secured Note also received a warrant (“Warrant”) to purchase shares of common stock of the Company at an exercise price of $0.25 per share, subject to adjustment. For each $1 of New Senior Secured Notes purchased, the purchaser received a Warrant to purchase 3.33 shares of common stock of the Company. Each Warrant has a five year term. The warrants were valued at $1,678 using the Black Scholes pricing model (see Note 10) and were originally recorded as equity.

In February 2011, a former officer of the Company, agreed to cancel 300,000 shares underlying an option to purchase 350,000 shares of common stock of the Company, and the Company granted an option to purchase 300,000 shares of the Company’s common stock at an exercise price of $0.25 per share. The Company determined the incremental fair value of the options issued to be $37, using the Black-Scholes option pricing model and the following assumptions: expected life of 6.98 years, a risk free interest rate of 2.99%, a dividend yield of 0% and volatility of 75%.

In February 2011, an officer of the Company, agreed to cancel 400,000 shares underlying an option to purchase 450,000 shares of common stock of the Company, and the Company granted an option to purchase 400,000 shares of the Company’s common stock at an exercise price of $0.25 per share. The Company determined the incremental fair value of the options issued to be $50, using the Black-Scholes option pricing model and the following assumptions: expected life of 6.98 years, a risk free interest rate of 2.99%, a dividend yield of 0% and volatility of 75%.

In September 2010, the Company entered into a consulting agreement, pursuant to which, the Company issued warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $0.39 per share. The Company determined the fair value of the warrants issued to be $26, using the Black-Scholes option pricing model and the following assumptions: expected life of 3.00 years, a risk free interest rate of 0.70%, a dividend yield of 0% and volatility of 75%. In February 2011, an officer of the Company, agreed to cancel an option to purchase 500,000 shares of common stock of the Company, and the Company granted an option to purchase 500,000 shares of the Company’s common stock at an exercise price of $0.25 per share. The Company determined the incremental fair value of the options issued to be $26, using the Black-Scholes option pricing model and the following assumptions: expected life of 3.00 years, a risk free interest rate of 1.02%, a dividend yield of 0% and volatility of 75%.

On April 1, 2011, 347,244 shares of common stock of the Company were issued to two former employees of the Company, as compensation, at the closing market price on that date of $0.58 cents per share, resulting in a total value of $201. In addition, the employees each agreed to cancel options to purchase 173,622 shares of common stock in connection with their respective termination agreements which were valued at $132. The Company determined the fair value of the cancelled options using the Black-Scholes option pricing model and the following assumptions: expected life of 5.11 years, a risk free interest rate of 1.76%, a dividend yield of 0% and volatility of 75%. The net value of the termination was $69.

On April 6, 2011, the Company entered into a consulting agreement. On January 3, 2012 the Company issued 150,000 shares of common stock of the Company to the consultant. The shares vest over a one year period. The shares were valued at the closing market price on that date of $0.58 cents per share. The overall value was determined to be $87, of which $87 was recorded through the period ended March 31, 2012.

On April 6, 2011, the Company issued warrants to purchase 75,000 shares of the Company’s common stock to a vendor, as compensation for services rendered, at $0.25 cents per share. The Company determined the fair value of the warrants issued to be a $34, using the Black-Scholes option pricing model and the following assumptions:  expected life of 3.00 years, a risk free interest rate of .81%, a dividend yield of 0% and volatility of 75%. The warrants vest over a six month period and $34 of expense has been recorded through the period ended March 31, 2012.

In May 2011, 150,000 shares of common stock of the Company were issued to a vendor as a settlement, at the closing market price on that date of $0.40 cents per share, resulting in a total value of $60.

In June 2011, the Company entered into a consulting agreement, pursuant to which, the Company issued warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $0.47 cents per share. At June 30, 2011, the Company determined the fair value of the warrants issued to be $53, using the Black-Scholes option pricing model and the following assumptions:  expected life of 3.00 years, a risk free interest rate of 0.81%, a dividend yield of 0% and volatility of 75%. The warrants vest over a one year period and $53 of expense has been recorded through the period ended March 31, 2012.

In June 2011, the Company entered into a consulting agreement, pursuant to which, the Company issued warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $0.47 cents per share. At June 30, 2011, the Company determined the fair value of the warrants issued to be $92, using the Black-Scholes option pricing model and the following assumptions:  expected life of 3.00 years, a risk free interest rate of 0.83%, a dividend yield of 0% and volatility of 75%. The warrants vest over a one year period and $48 of expense has been recorded in the period ended March 31, 2012.

On December 29, 2011, the Company issued a convertible promissory note for $7,000, pursuant to which the Company issued warrants to purchase 3,500,000 shares based on 25% coverage and a conversion rate of $0.50. The exercise price was $0.50 at the date of issuance with a five year life. At December 29, 2011, the Company determined the fair value of the warrants to be $2,177 using the Black-Scholes option pricing model and the following assumptions:  expected life of 5 years, a risk free interest rate of 0.88%, a dividend yield of 0% and volatility of 175%. The fair value of the warrants was recorded as a debt discount. On March 1, 2012 the note was amended, changing the conversion price to $0.70 cents per share, and the Company issued 10,053,333 shares of common stock of the Company in full payment of principle and interest of the New Convertible Note at the new conversion price, and recognized the full expense of the warrants and debt discount in interest expense as of March 31, 2012.

In December 2011, the Company issued 50,000 shares of common stock of the Company to Digital Turbine Group LLC for the purchase of its assets. The shares were valued at the closing market price on that date of $0.65 cents per share. The overall value was determined to be $31, and was recorded as production expense as of December 31, 2011.

In December 2011, the Company issued 50,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined overall value to be $39, and $11 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 100,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $77, and $22 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 100,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $77, and $22 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 1,787,500 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $1,379, and $400 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 50,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $39, and $11 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 100,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $77, and $22 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 9,037,500 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $6,974, and $2,025 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 200,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $154, and $44 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 500,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $386, and $112 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 25,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $19, and $6 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 500,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $386, and $112 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 1,000,000 shares of common stock of the Company to a director. The shares vest over a period of one year. The shares were valued at the closing market price on that date of $0.62 cents per share. The overall value was determined to be $620, and $207 of expense was recorded through the period ended March 31, 2012.

In December 2011, the Company issued 1,000,000 shares of common stock of the Company to a director. The shares vest over a period of one year. The shares were valued at the closing market price on that date of $0.62 cents per share. The overall value was determined to be $620, and $207 of expense was recorded through the period ended March 31, 2012.

In December 2011, the Company issued 1,000,000 shares of common stock of the Company to a director. The shares vest over a period of one year. The shares were valued at the closing market price on that date of $0.61 cents per share. The overall value was determined to be $610, and $158 of expense was recorded through the period ended March 31, 2012.

In December 2011, the Company issued 3,400,000 shares of common stock of the Company to a director. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $2,624, and $1,454 of expense was recorded through the period ended March 31, 2012.

In December 2011, the Company issued 3,600,000 shares of common stock of the Company to a director. The shares are vested, but are restricted for a one year period. The shares were valued at the closing market price on that date of $0.61 cents per share. The overall value was determined to be $2,196, and $2,196 of expense was recorded in the period ended December 31, 2011.

In January 2012, the Company entered into a consulting agreement, pursuant to which, the Company issued 150,000 shares of common stock of the Company. The shares are vested and were valued at the closing market price on that date of $0.65 cents per share. The overall value was determined to be $98, and $98 of expense was recorded in the period ended January 31, 2012.

In January 2012, the Company entered into a consulting agreement, pursuant to which, the Company issued 150,000 shares of common stock of the Company. The shares vest over one year and were valued at the closing market price on that date of $0.65 cents per share. The overall value was determined to be $98, and $59 of expense was recorded through the period ended March 31, 2012.

In January 2012, the Company issued 1,375,000 shares of common stock of the Company to three employees. 875,000 of the shares are vested, but are restricted for a two year period. The shares were valued at the closing market price on that date of $0.65 cents per share. The overall value was determined to be $894, and $569 of expense was recorded through the period ended March 31, 2012.

In March 2012, the Company issued 50,000 shares of common stock of the Company to a vendor. The shares are vested, but restricted for a one year period. The shares were valued at the closing market price on that date of $0.85 cents per share. The overall value was determined to be $42, of which $42 was recorded in the period ended March 31, 2012.

In March 2012, the Company issued 150,000 shares of common stock of the Company to a vendor. The shares vest over one year and were valued at the closing market price on that date of $0.90 cents per share. The overall value was determined to be $135, of which $2 was recorded through the period ended March 31, 2012.

In March 2012, the Company sold 3,857,143 shares of common stock of the Company to investors for $0.70 cents per share. In connection with this sale of common stock, the Company issued warrants to purchase 964,286 shares of common stock of the Company at an exercise price of $0.70 cents per share with a term of 5 years.

In March 2012, the Company issued warrants to purchase 2,000,000 shares of common stock of the Company at an exercise price of $0.70 cents per share with a term of 5 years. The warrants were issued as consideration related to the modification of an existing note to convertible debt and treated as debt modification expense of $1,459 as of March 31, 2012.

In March 2012, the Company issued 1,071,429 warrants to purchase shares of common stock of the Company at an exercise price of $0.70 cents per share. The Company recorded expense of $610 through the period ended March 31, 2012.

Derivative liabilities

As of March 31, 2012, the Company determined that certain warrants were considered derivatives because they did not meet the scope exception in ASC 815-10-15-74. The fair value of these warrants was $452 and $223 at March 31, 2012 and 2011, respectively.

On December 29, 2011, the Company issued a $7,000 New Convertible Note with conversion rate at 75% of the average trading price of the Company’s common stock for the 30-day period immediately prior to conversion with a floor of $0.50. Pursuant to the agreement, the Company issued a Coverage Warrant equal to multiplying 25% by the quotient obtained by dividing the amount of the principal under the convertible note outstanding immediately prior to conversion by the conversion price.

Previously issued warrants and embedded conversion features had met the scope exception in ASC 815-10-15-74; however, due to the increased number of potential common shares that would need to be issued upon conversion of the note, the Company did not have sufficient authorized and unissued shares as required by

ASC 815-40-25-10 (b) causing all outstanding derivatives and embedded conversion features to not meet the scope exception in ASC 815-10-15-74. As a result, the Company was required to separately account for the outstanding warrants and embedded conversion options as derivative liabilities, carried at fair value and marked-to-market each reporting period, with changes in the fair value each period being charged or credited to operations.

On December 29, 2011, the Company valued all previously outstanding warrants and embedded conversion features using the Black-Scholes model and reclassified $17,549 from additional paid-in capital to derivative liabilities. The Company also recorded a derivative liability of $8,255 representing the fair value of the embedded conversion option and the Coverage Warrant issued with the New Convertible Note. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions:

	Previously Outstanding Instruments		New Convertible Note
		Embedded	Embedded
		Conversion	Conversion	Coverage
	Warrants	Options	Option	Warrant
Estimated Life (years)	1.82 – 4.5	1.48	1	5
Risk Free Interest Rate	.28 - .88%	0.12%	0.12%	0.88%
Dividend Yield	0%	0%	0%	0%
Volatility	175%	175%	175%	175%

On March 26, 2012, the Senior Secured Convertible Note holders issued a waiver to the Company stating that they would not convert their notes until the Company has notified them in writing that the Company has increased its authorized capital sufficiently so that the conversion, exchange or exercise of all convertible securities can be effectuated without the Company exceeding its authorized capital.

With the issuance of the waiver, the Company determined that the outstanding warrants and embedded conversion options met the scope exception of ASC 815-10-15-74 as it had sufficient authorized and unissued shares as required by ASC 815-40-25-10 (b). Therefore, the Company valued all outstanding warrants and embedded conversion options on March 26, 2011 and reclassified $28,733 from derivative liability to additional paid-in capital. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions:

		Embedded
		Conversion
	Warrants	Options
Estimated Life (years)	1.60 - 4.93	1.24
Risk Free Interest Rate	0.36% - 1.04%	0.12%
Dividend Yield	0%	0%
Volatility	175%	175%

Restricted Stock Agreements

During the year ended March 31, 2012, the Company entered into restrictive stock agreements (“RSAs”) with certain employees and consultants. The RSAs have performance conditions, market conditions, time conditions or a combination. Once the stock vests, the individual is restricted from selling the shares of stock for a certain defined period from three months to two years depending on the RSA. Certain RSA are granted voting rights while other RSAs are not granted voting rights.

Performance and Market Condition RSAs

On December 28, 2011, the Company issued 15,850 restricted shares with vesting criteria based on both performance and market conditions. The vesting is as follows: (i) one third (1/3) shall vest immediately upon the completion of one or more debt or equity financings during the period ending two (2) years from the date hereof (the “Measurement Period”) in favor of the Company of gross proceeds of at least $5 million; (ii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (computed by multiplying the number of outstanding shares of Common Stock on a fully diluted (taking into account only those stock options that are in-the-money on such date), as-converted basis by the average daily trading price for Common Stock for the thirty (30) trading day period immediately preceding the date of determination) equals or exceeds $100 million; and (iii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in clause (ii) above) equals or exceeds $200 million; provided, however, that all unvested shares of restricted common stock shall vest immediately upon the sale of all or substantially all of the assets of the Company, upon the merger or reorganization of the Company following which the equity holders of the Company immediately prior to the consummation of such merger or reorganization collectively own less than 50% of the voting power of the resulting entity, or upon the sale of equity securities of the Company representing 50% or more of the voting power of the Company or 50% or more of the economic interest in the Company in a single transaction or in a series of related transactions.

Each share is restricted from the individual selling the stock for a period of one year from the date of vesting.

Of the 15,850 restricted shares, the 5,283 vested shares and 8,292 unvested shares were granted voting rights and have been included in the outstanding shares as of March 31, 2012. The remaining unvested shares do not have voting rights and have been excluded from the outstanding shares as of March 31, 2012.

On December 28, 2011, one third of the restricted shares vested due to the $7,000 financing agreement entered into by the Company. The Company valued the 5,283 vested RSAs at $3,223 using the Company’s ending share price at December 28, 2011 of $0.61.

For accounting purposes, the one third unvested shares related to the $100,000 enterprise value and the one third unvested shares related to the $200,000 enterprise value are considered to have a market condition. The effect of the market condition is reflected in the grant date fair value of the award and, thus compensation expense is recognized on this type of award provided that the requisite service is rendered (regardless of whether the market condition is achieved). The Company estimated the grant date fair value to be $0.279 per share and $0.206 per share for the $100,000 enterprise value and $200,000 enterprise value, respectively, using a Monte Carlo simulation that uses the following assumptions:

•	Volatility – 100%
•	Restricted stock discount – 36.1%
•	Risk free interest rate of 0.1%
•	Dividend yield of 0%

The Company expensed $3,552 related to the 15,850 RSAs issued on December 28, 2011 and will expense the remaining $2,233 over the period ended December 28, 2013.

Time and Performance Condition RSAs

On January 3, 2012, the Company issued 2,375 restricted shares with vesting criteria based on both time and performance conditions. At January 3, 2012, 1,025 restricted shares vested immediately and the remaining 1,375 unvested shares must meet certain performance criteria which has either not been defined by the Board of Directors or the Company has determined that the probability of meeting the performance criteria is 0%.

Each share is restricted from the individual selling the stock for a period from one year up to two years from the date of vesting.

Of the 2,375 restricted shares, the 1,025 vested shares are determined to have voting rights and have been included in the outstanding shares as of March 31, 2012. The remaining 1,350 unvested shares do not have voting rights and have been excluded from the outstanding shares as of March 31, 2012.

For accounting purposes, the Company determined the grant date fair value to be $0.65 per share which is the closing price of the Company’s stock price on January 3, 2012. The Company expensed $662, related to the 2,375 RSAs issued on January 3, 2012. No further expense will be taken until the Board of Directors details the performance criteria.

Time Condition RSAs

On various dates during the year ended March 31, 2012, the Company issued 7,100 restricted shares with vesting criteria based on time conditions. As of March 31, 2012, 3,650 restricted shares were vested with each share being restricted from the individual selling the stock for a period from three months up to two years from the date of vesting.

Of the 7,100 restricted shares, the 3,650 vested shares are determined to have voting rights and have been included in the outstanding shares as of March 31, 2012. The remaining 3,450 unvested shares do not have voting rights and have been excluded from the outstanding shares as of March 31, 2012.

For accounting purposes, the Company determined the weighted average grant date fair value to be $0.62 per share based on the closing price of the Company’s stock price on the various issue dates. The Company expensed $2,957 related to the 7,100 RSAs and will expense the remaining $2,142 grant date fair value over the year ended March 31, 2013.

The following table summarizes the RSA activity:

		Weighted
(in thousands, except grant date fair value)		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested at March 31, 2010	-	-
Granted	300	0.250
Canceled	-	-
Vested	300	-
Unvested at March 31, 2011	-	$0.25
Granted	25,325	0.463
Canceled	-	-
Vested	(9,958)	0.618
Unvested at March 31, 2012	15,667	$0.36